INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of components of income tax provision
Details of the Company’s income tax provision are presented below:

Income Tax Provision

In millions of dollars	2015	2014	2013
Current
Federal	$861	$181	$(260)
Foreign	3,397	3,281	3,788
State	388	388	(41)
Total current income taxes	$4,646	$3,850	$3,487
Deferred
Federal	$3,019	$2,510	$2,867
Foreign	(4)	361	(716)
State	(221)	476	548
Total deferred income taxes	$2,794	$3,347	$2,699
Provision for income tax on continuing operations before non-controlling interests(1)	$7,440	$7,197	$6,186
Provision (benefit) for income taxes on discontinued operations	(29)	12	(244)
Income tax expense (benefit) reported in stockholders’ equity related to:
FX translation	(906)	65	(48)
Investment securities	(498)	1,007	(1,300)
Employee stock plans	(35)	(87)	28
Cash flow hedges	176	207	625
Benefit plans	(24)	(660)	698
Retained earnings(2)	—	(353)	—
Income taxes before non-controlling interests	$6,124	$7,388	$5,945

(1)
Includes the effect of securities transactions and other-than-temporary-impairment losses resulting in a provision (benefit) of $239 million and $(93) million in 2015, $200 million and $(148) million in 2014 and $262 million and $(187) million in 2013, respectively.

(2)	See “Consolidated Statement of Changes in Stockholders’ Equity” above.

Schedule of effective income tax rate reconciliation
The reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate applicable to income from continuing operations (before non-controlling interests and the cumulative effect of accounting changes) for each of the periods indicated is as follows:

	2015	2014	2013
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.7	3.4	1.7
Foreign income tax rate differential	(4.6)	(0.3)	(2.3)
Audit settlements(1)	(1.7)	(2.4)	(0.7)
Effect of tax law changes(2)	0.4	1.2	(0.3)
Nondeductible legal and related expenses	0.3	18.3	0.8
Basis difference in affiliates	—	(2.5)	—
Tax advantaged investments	(1.8)	(3.6)	(3.0)
Other, net	0.7	(0.1)	—
Effective income tax rate	30.0%	49.0%	31.2%

(1)
For 2015, primarily relates to the conclusion of a New York City tax audit for 2009-2011. For 2014, relates to the conclusion of the audit of various issues in the Company’s 2009-2011 U.S. federal tax audit and the conclusion of a New York State tax audit for 2006-2008. For 2013, relates to the settlement of U.S. federal issues for 2003-2005 and IRS appeals.

(2)
For 2015, includes the results of tax reforms enacted in New York City and several states, which resulted in a DTA charge of approximately $101 million. For 2014, includes the results of tax reforms enacted in New York State and South Dakota, which resulted in a DTA charge of approximately $210 million.

Schedule of deferred tax assets and liabilities
Deferred income taxes at December 31 related to the following:

In millions of dollars	2015	2014
Deferred tax assets
Credit loss deduction	$6,058	$7,010
Deferred compensation and employee benefits	4,110	4,676
Repositioning and settlement reserves	1,429	1,599
Unremitted foreign earnings	8,403	6,368
Investment and loan basis differences	3,248	4,808
Cash flow hedges	359	529
Tax credit and net operating loss carry-forwards	23,053	23,395
Fixed assets and leases	1,356	2,093
Other deferred tax assets	3,176	2,334
Gross deferred tax assets	$51,192	$52,812
Valuation allowance	—	—
Deferred tax assets after valuation allowance	$51,192	$52,812
Deferred tax liabilities
Deferred policy acquisition costs and value of insurance in force	$(327)	$(415)
Intangibles	(1,146)	(1,636)
Debt issuances	(850)	(866)
Other deferred tax liabilities	(1,020)	(559)
Gross deferred tax liabilities	$(3,343)	$(3,476)
Net deferred tax assets	$47,849	$49,336

Summary of unrecognized tax benefits
The following is a rollforward of the Company’s unrecognized tax benefits.

In millions of dollars	2015	2014	2013
Total unrecognized tax benefits at January 1	$1,060	$1,574	$3,109
Net amount of increases for current year’s tax positions	32	135	58
Gross amount of increases for prior years’ tax positions	311	175	251
Gross amount of decreases for prior years’ tax positions	(61)	(772)	(716)
Amounts of decreases relating to settlements	(45)	(28)	(1,115)
Reductions due to lapse of statutes of limitation	(22)	(30)	(15)
Foreign exchange, acquisitions and dispositions	(40)	6	2
Total unrecognized tax benefits at December 31	$1,235	$1,060	$1,574

Schedule of income tax penalties and interest accrued
Interest and penalties (not included in “unrecognized tax benefits” above) are a component of the Provision for income taxes.

	2015		2014		2013
In millions of dollars	Pretax	Net of tax	Pretax	Net of tax	Pretax	Net of tax
Total interest and penalties in the Consolidated Balance Sheet at January 1	$269	$169	$277	$173	$492	$315
Total interest and penalties in the Consolidated Statement of Income	(29)	(18)	(1)	(1)	(108)	(72)
Total interest and penalties in the Consolidated Balance Sheet at December 31(1)	233	146	269	169	277	173

(1)	Includes $3 million, $2 million, and $2 million for foreign penalties in 2015, 2014 and 2013, respectively. Also includes $3 million for state penalties in 2015 and 2014, and $4 million in 2013.

Schedule of major jurisdictions and earliest tax year subject to examination
The following are the major tax jurisdictions in which the Company and its affiliates operate and the earliest tax year subject to examination:

Jurisdiction	Tax year
United States	2012
Mexico	2009
New York State and City	2006
United Kingdom	2014
India	2011
Brazil	2011
Singapore	2010
Hong Kong	2009
Ireland	2011

Schedule of deferred tax assets and liabilities by jurisdiction
As of December 31, 2015 and 2014, Citi had no valuation allowance on its DTAs. The following table summarizes Citi’s DTAs.

In billions of dollars
Jurisdiction/component	DTAs balance December 31, 2015	DTAs balance December 31, 2014
U.S. federal(1)
Net operating losses (NOLs)(2)	$3.4	$2.3
Foreign tax credits (FTCs)(3)	15.9	17.6
General business credits (GBCs)	1.3	1.6
Future tax deductions and credits	20.7	21.1
Total U.S. federal	$41.3	$42.6
State and local
New York NOLs	$2.4	$1.5
Other state NOLs	0.3	0.4
Future tax deductions	1.2	2.0
Total state and local	$3.9	$3.9
Foreign
APB 23 subsidiary NOLs	$0.2	$0.2
Non-APB 23 subsidiary NOLs	0.4	0.5
Future tax deductions	2.0	2.1
Total foreign	$2.6	$2.8
Total	$47.8	$49.3

(1)
Included in the net U.S. federal DTAs of $41.3 billion as of December 31, 2015 were deferred tax liabilities of $2 billion that will reverse in the relevant carry-forward period and may be used to support the DTAs.

(2)
Includes $0.5 billion and $0.6 billion for 2015 and 2014, respectively, of NOL carry-forwards related to non-consolidated tax return companies that are expected to be utilized separately from Citigroup’s consolidated tax return, and $2.9 billion and $1.7 billion of non-consolidated tax return NOL carry-forwards for 2015 and 2014, respectively, that are eventually expected to be utilized in Citigroup’s consolidated tax return.

(3)
Includes $1.7 billion and $1.0 billion for 2015 and 2014, respectively, of non-consolidated tax return FTC carry-forwards that are eventually expected to be utilized in Citigroup’s consolidated tax return.

Summary of tax carryforwards
The following table summarizes the amounts of tax carry-forwards and their expiration dates:

In billions of dollars
Year of expiration	December 31, 2015	December 31, 2014
U.S. tax return foreign tax credit carry-forwards
2017	$—	$1.9
2018	4.8	5.2
2019	1.2	1.2
2020	3.1	3.1
2021	1.7	1.8
2022	3.4	3.4
2023(1)	0.4	1.0
2025(1)	1.3	—
Total U.S. tax return foreign tax credit carry-forwards	$15.9	$17.6
U.S. tax return general business credit carry-forwards
2030	$—	$0.4
2031	0.2	0.3
2032	0.4	0.4
2033	0.3	0.3
2034	0.2	0.2
2035	0.2	—
Total U.S. tax return general business credit carry-forwards	$1.3	$1.6
U.S. subsidiary separate federal NOL carry-forwards
2027	$0.2	$0.2
2028	0.1	0.1
2030	0.3	0.3
2031	1.5	1.7
2033	1.7	1.9
2034	2.3	2.3
2035	3.6	—
Total U.S. subsidiary separate federal NOL carry-forwards(2)	$9.7	$6.5
New York State NOL carry-forwards
2034	$14.6	$12.3
Total New York State NOL carry-forwards(2)	$14.6	$12.3
New York City NOL carry-forwards
2028	$—	$3.8
2031	—	0.1
2032	—	0.5
2034	13.3	—
Total New York City NOL carry-forwards(2)	$13.3	$4.4
APB 23 subsidiary NOL carry-forwards
Various	$0.2	$0.2
Total APB 23 subsidiary NOL carry-forwards	$0.2	$0.2

(1)	The $1.7 billion in FTC carry-forwards that expire in 2023 and 2025 are in a non-consolidated tax return entity but are eventually expected to be utilized in Citigroup’s consolidated tax return.

(2)	Pretax.